Subsequent Events - Additional Information (Detail)	Oct. 10, 2017 $ / shares shares	Oct. 09, 2017 shares	Sep. 30, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Subsequent Event [Line Items]
Common stock outstanding			3,378,000	2,878,000	14,388,728
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split description	1-for-5 reverse stock split
Reverse stock split, conversion ratio	0.2
Common stock outstanding	3,378,280	16,888,728
Common stock began trading on split-adjusted basis date	Oct. 11, 2017
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Closing bid price per share of common stock to maintain | $ / shares	$ 1.00